Note 8 - Deposits (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Time Deposit Maturities, Remainder of Fiscal Year	$ 69,500,000
Time Deposit Maturities, Year Two	59,900,000
Time Deposit Maturities, Year Three	20,300,000
Time Deposit Maturities, Year Four	10,300,000
Time Deposit Maturities, Year Five	14,400,000
Time Deposits, $100,000 or More	$ 78,085,000	$ 79,900,000